Note 5 - Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
NOTE 5 – ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables present the changes in accumulated other comprehensive income by component net of tax for the six months ended June 30, 2016 and 2015, respectively:

Unrealized gains on
available-for-sale
(Dollars in thousands)	securities
Balance as of December 31, 2015	$2,395
Other comprehensive income before reclassification	360
Amount reclassified from accumulated other comprehensive income	(34)
Period change	326
Balance at March 31, 2016	$2,721

Other comprehensive income before reclassification	1,325
Amount reclassified from accumulated other comprehensive income	(166)
Period change	1,159
Balance at June 30, 2016	$3,880

Unrealized gains on
available-for-sale
(Dollars in thousands)	securities
Balance as of December 31, 2014	$2,548
Other comprehensive income before reclassification	562
Amount reclassified from accumulated other comprehensive income	(16)
Period change	546
Balance at March 31, 2015	3,094

Other comprehensive loss before reclassification	(1,958)
Amount reclassified from accumulated other comprehensive income	(14)
Period change	(1,972)
Balance at June 30, 2015	$1,122

The following tables present significant amounts reclassified out of each component of accumulated other comprehensive income fo
r the six months ended June 30, 2016 and 2015, respectively:

(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (a) For the Three Months Ended		Affected Line Item in the Statement
Details about other comprehensive income	June 30, 2016	June 30, 2015	Where Net Income is Presented
Unrealized gains on available-for-sale securities	$252	$22	Investment securities gains, net
	(86)	(8)	Income taxes
	$166	$14	Net of tax

(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (a) For the Six Months Ended		Affected Line Item in the Statement
Details about other comprehensive income	June 30, 2016	June 30, 2015	Where Net Income is Presented
Unrealized gains on available-for-sale securities	$303	$46	Investment securities gains, net
	(103)	(16)	Income taxes
	$200	$30	Net of tax

(a) Amounts in parentheses indicate debits to net income